Convertible Debentures, Notes and Other Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Debentures, Notes and Other Debt

NOTE 5 – CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT

As of March 31, 2021, special purchase agreements (SPAs) with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

March 31, 2021
Convertible debentures
10% Convertible note payable, due April 23, 2022 – Related Party	18,323
10% Convertible note payable, due April 23, 2022 – Bridge Investor	87,906
10% Convertible note payable, due August 6, 2022 – Bridge Investor	173,364
279,593
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	165,130
5% Convertible note payable – Related Party	266,858
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	266,378
5% Convertible note payable – CEO, CTO & CFO	87,282
5% Convertible note payable – Bridge Investors	178,822
964,470
Other Debt
Short term debt from CEO	20,000
Other short term debt	120,000
140,000
Total of debentures, notes and other debt	$1,384,063

As of December 31, 2020, convertible debentures and notes, net of debt discount, consist of the following amounts:

December 31, 2020
Convertible debentures
10% Convertible note payable, due June 12, 2022 – Peak One	$-
10% Convertible note payable, due April 23, 2022 - TFK	39,065
10% Convertible note payable, due April 23, 2022 – Related Party	14,256
10% Convertible note payable, due April 23, 2022 – Bridge Investor	69,848
10% Convertible note payable, due August 6, 2022 – Bridge Investor	168,421
291,590
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	213,046
5% Convertible note payable – Related Party	263,733
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	263,253
5% Convertible note payable – CEO, CTO & CFO	86,257
5% Convertible note payable – Bridge Investors	176,722
1,003,011
Other Debt
Short term debt from CFO	25,000
Short term debt from CEO	20,000
Other short term debt – Bridge Investor	50,000
95,000
Total of debentures, notes and other debt	$1,389,601

The gross principal balances on the convertible debentures listed above totaled $1,000,000 and included an initial debt discounts totaling $800,140, resulting from the recording of the original issue discount, the related financing costs, the beneficial conversion feature (“BCF”) for the intrinsic value of the non-bifurcated conversion option and the restricted shares issued contemporaneously with the convertible notes.

Total amortization expense related to these debt discounts was $ 54,572 and $359,971 for the three months ended March 31, 2021 and 2020, respectively. In addition, during the year ended March 31, 2021 we recorded additional and accelerated amortization of debt discounts, which was created from the bifurcation of the conversion option related the host hybrid instruments, of $24,491 and $163,855, respectively upon the partial and/or full conversion of debt by TFK to shares of the Company’s common stock. The total unamortized debt discount at March 31, 2021 and December 31, 2020 was approximately $120,000 and $200,000, respectively.

All the above notes issued to Peak One, TFK, our CEO and the bridge investors reached the 180 days prior to the end of the three months ended December 31, 2020. As such, all the note holders had the ability to convert that debt into equity at the variable conversion price of 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. This gave rise to a derivative feature within the debt instrument. As of December 31, 2020, we had a derivative liability of approximately $777,000. The Company recorded additional derivative liability from the change in fair value of $536,346 during the three months ended March 31, 2021. The Company also extinguished $144,585 of derivative liability following the conversion of certain notes to the Company’s common stock in the three months ended March 31, 2021.

The Company had recorded an additional derivative liability of approximately $870,000 during the three months ended March 31, 2020 since the conversion option attached to certain notes became convertible into a variable number of shares of our common stock. The Company also extinguished approximately $369,000 of derivative liability following the conversion of certain notes to the Company’s common stock in the three months ended March 31, 2020. Following the recognition as derivative liability of the embedded conversion options, the Company fully amortized the remaining unamortized beneficial conversion feature for approximately $232,000, recorded an initial $258,070 from the initial recognition of the debt discount following the bifurcation of the embedded conversion option.

Bridge Financing

Peak One Financing

On April 17, 2019, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Peak One Opportunity Fund, L.P. (the “Buyer”, “Peak One”), for a commitment to purchase convertible notes in the aggregate amount of $400,000, pursuant to which, for an aggregate purchase price of $400,000, the Buyer purchased (a) Tranche #1 in the form of a Convertible Promissory Note in the principal amount of $200,000 (the “Convertible Note”) and (b) 350,000 restricted shares of the Company’s Common Stock (the “Shares”) (the “Purchase and Sale Transaction”). The Company used the net proceeds from the Purchase and Sale Transaction for working capital and general corporate purposes.

The Convertible Note has a principal balance of $200,000, including a 10%$ OID of $20,000 and $5,000 in debt issuance costs, receiving net proceeds of $175,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under the Convertible Note may also be converted into shares (the “Tranche #1 Conversion Shares”) of the Company’s Common Stock at any time, at the option of the holder, at (i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times, reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of the Tranche #1 Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the Convertible Note resulted in a discount from the beneficial conversion feature totaling $84,570, including $52,285 related to the beneficial conversion feature and a discount from the issuance of restricted stock of 350,000 shares for $32,285. Total amortization of these OID and debt issuance cost discounts totaled $0 for the 3 months ended March 31, 2021. Total unamortized discount on this note was $0 and $0 at March 31, 2021 and December 31, 2020, respectively.

On June 12, 2019, the Company entered into an amendment of the Purchase Agreement (“Amendment #1”) in connection with the draw-down of the second tranche, and to provide for additional borrowing capacity under that agreement. Amendment #1 increased the borrowing amount up to $600,000, adding the ability to borrow an additional $200,000 in a third tranche.

On June 12, 2019, the Buyer purchased Convertible Note Tranche #2 (“Tranche #2”) totaling $200,000, including a 10% OID of $20,000 and a $1,000 debt issuance cost, receiving net proceeds of $179,000 against the April 17, 2019, Purchase Agreement with Peak One, with a maturity date of June 12, 2022. Amounts due under Tranche #2 are convertible at the same terms as Tranche #1 above.

The issuance of Tranche #2 resulted in a discount from the beneficial conversion feature totaling $180,000, including $132,091 related to the conversion feature and a discount from the issuance of restricted stock of 350,000 shares for $47,909. Total amortization of these OID and debt issuance cost discounts totaled $0 for the 3 months ended March 31, 2021. Total unamortized discount on this note was $0 as of March 31, 2021.

On November 5, 2019, the Company and Peak One amended the Convertible Note under Tranche #1 to extend the date of conversion of the Convertible Note into Common Stock of the Company at 65% of the traded price of the Company’s Common Stock until January 8, 2020. This amendment put a temporary hold on Peak One to convert the debt under Tranche 1. This restriction did not apply if Peak One opted to convert the Convertible Note at $0.10. The Company compensated Peak One 300,000 shares of the Company’s Common Stock for delaying the conversion until January 18, 2020. Such shares were issued to Peak One on November 14, 2019. Non-cash compensation expense of $60,000 was recorded for such issuance.

Peak One converted $200,000 of Tranche #1 out of their total debt into 2,581,945 shares of the Company during the year ended December 31, 2020. Further, Peak One converted $200,000 of Tranche #2 of their total debt into 2,000,000 shares of the Company during the year ended December 31, 2020. As such, the total outstanding debt for Peak One was $0 as of March 31, 2021.

TFK Financing

On April 23, 2019, the Company, entered into a Convertible Note (the “TFK Note”) with TFK Investments, LLC (“TFK”). The TFK Note has a principal balance of $200,000, including a 10% OID of $20,000 and $5,000 in debt issuance costs, receiving net proceeds of $175,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under the Convertible Note may also be converted into shares (the “TFK Conversion Shares”) of the Company’s Common Stock at any time, at (i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of the TFK Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the TFK Note resulted in a discount from the beneficial conversion feature totaling $84,570, including $52,285 related to the beneficial conversion feature and a discount from the issuance of restricted, stock of 350,000 shares for $32,285. Total amortization of these OID and debt issuance cost discounts totaled $3,015 for the three months ended March 31, 2021. Total unamortized discount on this note was $0 as of March 31, 2021.

On November 5, 2019, the Company and TFK amended the TFK Convertible Note to extend the date of conversion of the Convertible Note into Common Stock of the Company at 65% of the traded price of the Company’s Common Stock until January 8, 2020. This restriction did not apply if TFK wished to convert the Convertible Note at $0.10 per share. The Company compensated TFK 300,000 shares of the Company’s Common Stock for delaying the conversion until January 8, 2020. Such shares were issued to TFK on November 14, 2019. Non-cash compensation expense of $60,000 was recorded for such issuance.

TFK converted $133,430 of their total debt into 1,950,000 shares of common stock of the Company during the year ended December 31, 2020. As such, the total gross outstanding debt for TFK was approximately $67,000 as of December 31, 2020. TFK had a balance of approximately $109,000 related to the derivative liability as of December 31, 2020. The Company recorded approximately $38,000 as an increase in fair value for the derivative liability, and hence the TFK had a balance of approximately $145,000 of derivative liability as of March 31, 2021. The Company extinguished the $145,000 of derivative liability and the $65,000 of the value of the debt, totaling approximately $210,000 following the conversion of the notes to the Company’s common stock during the three months ended March 31, 2021for a total of 657,200 shares of common stock of the Company and recorded a loss on the conversion of approximately $2,000 for the three months ended March 31, 2021. As such, TFKs debt as of March 31, 2021 was $0.

Notes with Officer and Bridge Investor

On April 17, 2019, the Company entered into a Securities Purchase Agreement (the “Bridge SPA”) with our CEO and the Bridge Investor with a commitment to purchase convertible notes in the aggregate of $400,000.

On April 23, 2019, the Company entered into a convertible note with our Chief Executive Officer, Vuong Trieu, Ph. D. (the “Trieu Note”). The Trieu Note has a principal balance of $164,444, including a 10% OID of $16,444, resulting in net proceeds of $148,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under the Convertible Note may also be converted into shares (the “Trieu Conversion Shares”) of the Company’s Common Stock at any time, at the option of the holder, at a conversion price of $0.10 per share (the “Fixed Price”), at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the 180th day or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the Trieu Note resulted in a discount from the beneficial conversion feature totaling $131,555 related to the conversion feature. Total amortization of the OID and the discount totaled $18,058 for the 3 months ended March 31, 2021. Total unamortized discount on this note was $76,538 as of March 31, 2021.

On April 23, 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #1 (“Tranche #1”) with the Bridge Investor. Tranche #1 has a principal balance of $35,556, an OID of $3,556, resulting in net proceeds of $32,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, among other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under Tranche #1 may also be converted into shares (the “Bridge SPA Conversion Shares”) of the Company’s Common Stock at any time, at (i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $28,445. Total amortization of the OID and discount totaled $4,066 at March 31, 2021. Total unamortized discount on this note was $17,233 as of March 31, 2021.

On August 6, 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #2 (“Tranche #2”) with the Bridge Investor. Tranche #2 has a principal balance of $200,000, an OID of $20,000 and debt issuance costs of $5,000, resulting in net proceeds of $175,000, with a maturity date of August 6, 2022. Upon the occurrence of certain events of default, the Buyer, among other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under Tranche #1 may also be converted into Bridge Conversion Shares of the Company’s Common Stock at any time, at the option of the holder, at a conversion price equal to the Fixed Price, at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the 180th day or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $175,000. Total amortization of the OID and discount totaled $4,943 at March 31, 2021. Total unamortized discount on this note was $26,636 as of March 31, 2021.

All the above notes issued to Peak One, TFK, our CEO and the bridge investors reached the 180 days prior to the end of the three months ended March 31, 2020. As such, all the note holders had the ability to convert that debt into equity at the variable conversion price of 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. This gave rise to a derivative feature within the debt instrument.

Fall 2019 Debt Financing

In December 2019, the Company closed its Fall 2019 Debt Financing raising an additional $500,000 for gross proceeds of $1.0 million. The Company entered into Note Purchase Agreements (the “Note Purchase Agreements”) with certain accredited investors for the sale of convertible promissory notes (the “Fall 2019 Notes”). The Company completed the initial closing under the Note Purchase Agreements on November 23, 2019, issuing a $250,000 principal amount Fall 2019 Note to each of Dr. Vuong Trieu, the Company’s Chief Executive Officer, and Stephen Boesch, in exchange for gross proceeds of $500,000. In connection with the second and final closing the Company issued the Fall 2019 Notes to additional investors including $250,000 to Dr. Sanjay Jha, through his family trust, the former CEO of Motorola and COO/President of Qualcomm. The Company also offset certain amounts due to Dr. Vuong Trieu, the Company’s Chief Executive Officer, Chulho Park, the Company’s Chief Technology Officer, and Amit Shah, the Company’s Chief Financial Officer and converted such amounts due into the Fall 2019 Notes. $35,000 due to Dr. Vuong Trieu, $27,000 due to Chulho Park and $20,000 due to Amit Shah was converted into debt. The Company also issued the Fall 2019 Notes of $168,000 to two unaffiliated accredited investors.

All the Fall 2019 Notes provide for interest at the rate of 5% per annum and are unsecured. All amounts outstanding under the Fall 2019 Notes become due and payable upon the approval of the holders of a majority of the principal amount of outstanding Fall 2019 Notes (the “Majority Holders”) on or after (a) November 23, 2020 or (b) the occurrence of an event of default (either, the “Maturity Date”). The Company may prepay the Fall 2019 Notes at any time. Events of default under the Fall 2019 Notes include failure to make payments under the Fall 2019 Notes within thirty (30) days of the date due, failure to observe of the Note Purchase Agreement or Fall 2019 Notes which is not cured within thirty (30) days of notice of the breach, bankruptcy, or a change in control of the Company (as defined in the Note Purchase Agreement).

The Majority Holders have the right, at any time not more than five (5) days following the Maturity Date, to elect to convert all, and not less than all, of the outstanding accrued and unpaid interest and principal on the Fall 2019 Notes. The Fall 2019 Notes may be converted, at the election of the Majority Holders, either (a) into shares of the Company’s Common Stock at a conversion price of $0.18 per share, or (b) into shares of common stock of the Edgepoint, at a conversion price of $5.00 (based on a $5.0 million pre-money valuation) of Edgepoint and 1,000,000 shares outstanding.

The issuance of the Fall 2019 notes resulted in a discount from the beneficial conversion feature totaling $222,222 related to the conversion feature. Total amortization of the discount totaled $0 and $55,556 for the three months ended March 31, 2021 and 2020, respectively. Total unamortized discount on this note was $0 as of March 31, 2021.

Further, the Company recorded interest expense of $11,458 on these Fall 2019 Notes for the three months ended March 31, 2021. The total amount outstanding under the Fall 2019 Notes, including accrued interest thereon, as of March 31, 2021 was $964,470 and at December 31, 2020 was $1,003,011.

Paycheck Protection Program

In April 2020, the Company received loan proceeds in the amount of $250,000 under the Paycheck Protection Program (“PPP”) which was established under the Coronavirus Aid, Relief and Economic Security (“CARES”) Act and is administered by the Small Business Administration (“SBA”). The PPP provides loans to qualifying businesses in amounts up to 2.5 times the average monthly payroll expenses and was designed to provide direct financial incentive to qualifying businesses to keep their workforce employed during the Coronavirus crisis. PPP Loans are uncollateralized and guaranteed by the SBA and are forgivable after a “covered period” (8 weeks or 24 weeks) as long as the borrower maintains its payroll levels and uses the loan proceeds for eligible expenses, including payroll, benefits, mortgage interest, rent and utilities. The forgiveness amount will be reduced if the borrower terminates employees or reduces salaries and wages more than 25% during the covered period. Any unforgiven portion is payable over 2 years if issued before, or 5 years if issued after, June 5, 2020 at an interest rate of 1% with payments deferred until the SBA remits the borrowers loan forgiveness amount to the lender, or if the borrower does not apply for forgiveness, 10 months after the covered period. PPP loans provide for customary events of default, including payment defaults, breach of representations and warranties, and insolvency events and may be accelerated upon occurrence of one or more of these events of default. Additionally, the PPP Loans do not include prepayment penalties.

The Company believes it met the PPP’s loan forgiveness requirements but has not yet applied for forgiveness. When legal release is received from the SBA or lender, the Company will record the amount forgiven as forgiveness income within the other income section of its statement of operations. If any portion of the PPP loan is not forgiven, the Company will be required to repay that portion, plus interest, through the maturity date.

The SBA reserves the right to audit any PPP loan, regardless of size. These audits may occur after the forgiveness has been granted. In accordance with the CARES Act, all borrowers are required to maintain their PPP loan documentation for six years after the loan was forgiven or repaid in full and to provide that documentation to the SBA upon request.

The balance outstanding on PPP loan, inclusive of accrued interest, was $252,349 and $251,733 on March 31, 2021 and December 31, 2020, respectively.

GMP Note

In June 2020, the Company secured $2 million in debt financing, evidenced by a one-year convertible note (the “GMP Note”) from GMP, to conduct a clinical trial evaluating OT-101 against COVID-19 bearing 2% annual interest, and is personally guaranteed by Dr. Vuong Trieu, the Chief Executive Officer of the Company. The GMP Note is convertible into the Company’s Common Stock upon the GMP Note’s maturity one year from the date of the GMP Note, at the Company’s Common Stock price on the date of conversion with no discount. GMP does not have the option to convert prior to the GMP Note’s maturity at the end of one year. Such financing will be utilized solely to fund the clinical trial.

The Company’s liability under GMP Note commenced to accrue when GMP first began to pay for services related to the clinical trial to our third-party clinical research organization, up to a maximum of $2 million. GMP has been invoiced by the clinical research organization for the full $2 million as of December 31, 2020 and as such the Company has recognized the liability as a convertible debt.

The balance outstanding on the GMP Note, inclusive of accrued interest, was $2,030,356 and $2,000,000 on March 31, 2021 and December 31, 2020, respectively.

Other short-term loans

During the three months ended March 31, 2021, Autotelic Inc. provided a short term funding of $120,000 to the Company, which was repaid after the three months ended March 31, 2021. In addition, the Company’s CFO and the Bridge Investor provided short term loans of $25,000 and $50,000, respectively to the Company during the fourth quarter of the year ended December 31, 2020. Such loans were repaid as of March 31, 2021.

NOTE 6 – CONVERTIBLE DEBENTURES. NOTES AND OTHER DEBT

As of December 31, 2020, SPAs with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

December 31, 2020
Convertible debentures
10% Convertible note payable, due June 12, 2022 – Peak One	$-
10% Convertible note payable, due April 23, 2022 - TFK	39,065
10% Convertible note payable, due April 23, 2022 – Related Party	14,256
10% Convertible note payable, due April 23, 2022 – Bridge Investor	69,848
10% Convertible note payable, due August 6, 2022 – Bridge Investor	168,421
291,590
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	213,046
5% Convertible note payable – Related Party	263,733
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	263,253
5% Convertible note payable – CEO, CTO & CFO	86,257
5% Convertible note payable – Bridge Investors	176,722
1,003,011
Other Debt
Short term debt from CFO	25,000
Short term debt from CEO	20,000
Other short term debt – Bridge Investor	50,000
95,000
Total of debentures, notes and other debt	$1,389,601

As of December 31, 2019, convertible debentures and notes, net of debt discount, consist of the following amounts:

December 31, 2019

10% Convertible note payable, due April 23, 2022 – Peak One	$115,623
10% Convertible note payable, due June 12, 2022 – Peak One	(81,735)
10% Convertible note payable, due April 23, 2022 - TFK	115,623
10% Convertible note payable, due April 23, 2022 – Related Party	(12,663)
10% Convertible note payable, due April 23, 2022 – Bridge Investor	(2,748)
10% Convertible note payable, due August 6, 2022 – Bridge Investor	26,824
160,924

Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	187,785
5% Convertible note payable – Related Party	187,785
5% Convertible note payable – Sanjay Jha (Through his family trust)	187,785
5% Convertible note payable – CEO, CTO & CFO	77,620
5% Convertible note payable – Bridge Investors	159,025
800,000
Total of notes and other debt	$960,924

The gross principal balances on the convertible debentures listed above totaled $1,000,000 and included an initial debt discounts totaling $800,140, resulting from the recording of the original issue discount, the related financing costs, the beneficial conversion feature (“BCF”) for the intrinsic value of the non-bifurcated conversion option and the restricted shares issued contemporaneously with the convertible notes.

Total amortization expense related to these debt discounts was $732,767 and $155,644 for the years ended December 31, 2020 and 2019, respectively. In addition, during the year ended December 31, 2020, we recorded additional and accelerated amortization of debt discounts, which was created from the bifurcation of the conversion option related the host hybrid instruments, of $332,351upon the partial and/or full conversion of debt by Peak One and TFK to shares of the Company’s common stock. The total unamortized debt discount at December 31, 2020, was approximately $200,205.

All the above notes issued to Peak One, TFK, our CEO and the bridge investors reached the 180 days prior to the end of the three months ended March 31, 2020. As such, all the note holders had the ability to convert that debt into equity at the variable conversion price of 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. This gave rise to a derivative liability for the debt instrument of approximately $870,000; and correspondingly debited additional debt discounts of approximately $258,000 and interest expense of approximately $612,000.

As of December 31, 2019, we had a derivative liability of approximately $541,000. The Company recorded additional derivative liability of approximately $870,000 for the year ended December 31, 2020, since the conversion option attached to certain notes became convertible into a variable number of shares of our common stock. The Company also extinguished approximately $679,000 of derivative liability following the conversion of certain notes to the Company’s common stock during the year ended December 31, 2020.

Following the recognition as derivative liability of the embedded conversion options, the Company fully amortized the remaining unamortized beneficial conversion feature for approximately $232,000, recorded an initial $258,070 from the initial recognition of the debt discount following the bifurcation of the embedded conversion option. As of December 31, 2020, the Company had a derivative liability of approximately $777,000 and a change in fair value of approximately $45,100.

Bridge Financing

Peak One Financing

On April 17, 2019, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Peak One Opportunity Fund, L.P. (the “Buyer”, “Peak One”), for a commitment to purchase convertible notes in the aggregate amount of $400,000, pursuant to which, for an aggregate purchase price of $400,000, the Buyer purchased (a) Tranche #1 in the form of a Convertible Promissory Note in the principal amount of $200,000 (the “Convertible Note”) and (b) 350,000 restricted shares of the Company’s Common Stock (the “Shares”) (the “Purchase and Sale Transaction”). The Company used the net proceeds from the Purchase and Sale Transaction for working capital and general corporate purposes.

The Convertible Note has a principal balance of $200,000, including a 10%$ OID of $20,000 and $5,000 in debt issuance costs, receiving net proceeds of $175,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under the Convertible Note may also be converted into shares (the “Tranche #1 Conversion Shares”) of the Company’s Common Stock at any time, at the option of the holder, at (i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times, reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of the Tranche #1 Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the Convertible Note resulted in a discount from the beneficial conversion feature totaling $84,570, including $52,285 related to the beneficial conversion feature and a discount from the issuance of restricted stock of 350,000 shares for $32,285. Total amortization of these OID and debt issuance cost discounts totaled $84,376 for the year ended December 31, 2020. Total unamortized discount on this note was $0 as of December 31, 2020.

On June 12, 2019, the Company entered into an amendment of the Purchase Agreement (“Amendment #1”) in connection with the draw-down of the second tranche, and to provide for additional borrowing capacity under that agreement. Amendment #1 increased the borrowing amount up to $600,000, adding the ability to borrow an additional $200,000 in a third tranche.

On June 12, 2019, the Buyer purchased Convertible Note Tranche #2 (“Tranche #2”) totaling $200,000, including a 10% OID of $20,000 and a $1,000 debt issuance cost, receiving net proceeds of $179,000 against the April 17, 2019, Purchase Agreement with Peak One, with a maturity date of June 12, 2022. Amounts due under Tranche #2 are convertible at the same terms as Tranche #1 above.

The issuance of Tranche #2 resulted in a discount from the beneficial conversion feature totaling $180,000, including $132,091 related to the conversion feature and a discount from the issuance of restricted stock of 350,000 shares for $47,909. Total amortization of these OID and debt issuance cost discounts totaled $55,208 for the year ended December 31, 2020. Total unamortized discount on this note was $0 as of December 31, 2020.

On November 5, 2019, the Company and Peak One amended the Convertible Note under Tranche #1 to extend the date of conversion of the Convertible Note into Common Stock of the Company at 65% of the traded price of the Company’s Common Stock until January 8, 2020. This amendment put a temporary hold on Peak One to convert the debt under Tranche 1. This restriction did not apply if Peak One opted to convert the Convertible Note at $0.10. The Company compensated Peak One 300,000 shares of the Company’s Common Stock for delaying the conversion until January 18, 2020. Such shares were issued to Peak One on November 14, 2019. Non-cash compensation expense of $60,000 was recorded for such issuance.

Peak One converted $200,000 of Tranche #1 out of their total debt into 2,581,945 shares of the Company during the year ended December 31, 2020.Further, Peak One converted $200,000 of Tranche #2 of their total debt into 2,000,000 shares of the Company during the year ended December 31, 2020. As such, the total outstanding debt for Peak One was $0 as of December 31, 2020.

TFK Financing

On April 23, 2019, the Company, entered into a Convertible Note (the “TFK Note”) with TFK Investments, LLC (“TFK”). The TFK Note has a principal balance of $200,000, including a 10% OID of $20,000 and $5,000 in debt issuance costs, receiving net proceeds of $175,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under the Convertible Note may also be converted into shares (the “TFK Conversion Shares”) of the Company’s Common Stock at any time, at (i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of the TFK Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the TFK Note resulted in a discount from the beneficial conversion feature totaling $84,570, including $52,285 related to the beneficial conversion feature and a discount from the issuance of restricted, stock of 350,000 shares for $32,285. Total amortization of these OID and debt issuance cost discounts totaled $81,362 for the year December 31, 2020. Total unamortized discount on this note was $3,015 as of December 31, 2020.

On November 5, 2019, the Company and TFK amended the TFK Convertible Note to extend the date of conversion of the Convertible Note into Common Stock of the Company at 65% of the traded price of the Company’s Common Stock until January 8, 2020. This restriction did not apply if TFK wished to convert the Convertible Note at $0.10 per share. The Company compensated TFK 300,000 shares of the Company’s Common Stock for delaying the conversion until January 8, 2020. Such shares were issued to TFK on November 14, 2019. Non-cash compensation expense of $60,000 was recorded for such issuance.

TFK converted $133,430 of their total debt into 1,950,000 shares of the Company during the year ended December 31, 2020. As such, the total gross outstanding debt for TFK was $66,570 as of December 31, 2020, which they fully converted after the year ended December 31, 2020.

Notes with Officer and Bridge Investor

On April 17, 2019, the Company entered into a Securities Purchase Agreement (the “Bridge SPA”) with our CEO and the Bridge Investor with a commitment to purchase convertible notes in the aggregate of $400,000.

On April 23, 2019, the Company entered into a convertible note with our Chief Executive Officer, Vuong Trieu, Ph. D. (the “Trieu Note”). The Trieu Note has a principal balance of $164,444, including a 10% OID of $16,444, resulting in net proceeds of $148,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, amongst other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under the Convertible Note may also be converted into shares (the “Trieu Conversion Shares”) of the Company’s Common Stock at any time, at the option of the holder, at a conversion price of $0.10 per share (the “Fixed Price”), at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the 180th day or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company has agreed to at all times reserve and keep available out of its authorized Common Stock a number of shares equal to at least two times the full number of Conversion Shares. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the Trieu Note resulted in a discount from the beneficial conversion feature totaling $131,555 related to the conversion feature. Total amortization of the 10% OID discount and beneficial conversion feature totaled $5,464 for the year ended December 31, 2020. Total unamortized discount on this note was $7,199 as of December 31, 2020.

On April 23, 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #1 (“Tranche #1”) with the Bridge Investor. Tranche #1 has a principal balance of $35,556, an OID of $3,556, resulting in net proceeds of $32,000, with a maturity date of April 23, 2022. Upon the occurrence of certain events of default, the Buyer, among other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under Tranche #1 may also be converted into shares (the “Bridge SPA Conversion Shares”) of the Company’s Common Stock at any time, at (i) a conversion price, during the first 180 days, of $0.10 per share (the “Fixed Price”), and then (2) at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $28,445. Total amortization of the OID and discount totaled $1,344 for the year ended December 31, 2020. Total unamortized discount on this note was $1,393 as of December 31, 2020.

On August 6, 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #2 (“Tranche #2”) with the Bridge Investor. Tranche #2 has a principal balance of $200,000, an OID of $20,000 and debt issuance costs of $5,000, resulting in net proceeds of $175,000, with a maturity date of August 6, 2022. Upon the occurrence of certain events of default, the Buyer, among other remedies, has the right to charge a penalty in a range of 18% to 40% dependent on the specific default event. Amounts due under Tranche #1 may also be converted into Bridge Conversion Shares of the Company’s Common Stock at any time, at the option of the holder, at a conversion price equal to the Fixed Price, at the lower of the Fixed Price or 65% of the Company’s lowest traded price after the 180th day or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. The Company may redeem the Convertible Note at rates of 110% to 140% rates over the principal balance dependent on certain events and redeem the value with accrued interest thereon, if any.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $175,000. Total amortization of the OID and discount totaled $159,860 for the year ended December 31, 2020. Total unamortized discount on this note was $13,315 as of December 31, 2020.

All the above notes issued to Peak One, TFK, our CEO and the bridge investors reached the 180 days prior to the end of the year ended December 31, 2020. As such, all the note holders had the ability to convert that debt into equity at the variable conversion price of 65% of the Company’s lowest traded price after the first 180 days or at the lower of the Fixed Price or 55% of the Company’s traded stock price under certain circumstances. This gave rise to a derivative feature within the debt instrument.

Convertible Note with PointR Data, Inc.

In July 2019, the Company entered into a Note Purchase Agreement with PointR (the “PointR Note Purchase Agreement”). Pursuant to the PointR Note Purchase Agreement, the Company issued a Convertible Promissory Note to PointR in the principal amount of $200,000 (the “PointR Convertible Note”). The PointR Convertible Note bore interest at a rate of 8% per annum. Interest payments were due monthly on the 15th day of each calendar month (or the next business day thereafter), and were payable, at the option of PointR, either in cash or in shares of the Company’ Common Stock, valued at the closing price of the Common Stock on the principal market on which the Common Stock is either traded or quoted at such time. The PointR Convertible Note was due and payable on demand by PointR (a) at any time after January 1, 2020 or (b) upon the occurrence of an Event of Default (as defined in the PointR Convertible Note and the PointR Note Purchase Agreement). All amounts outstanding under the PointR Convertible Note would be automatically converted into the Company’s securities issued in next equity financing raising gross proceeds of $10,000,000 or more (a “Qualified Financing”) at the price per share paid by investors in the Qualified Financing. As the conversion feature is contingent upon a future event, the conversion feature will be evaluated under ASC 470-20 and ASC 815 when and if the Qualified Financing occurred.

In November 2019, the PointR Convertible Note, with accrued interest of $4,603 thereon, was converted into Company’s Series A Preferred Stock and is a part of the total consideration of 84,475 shares of the Company’ Series A Preferred Stock issued to the PointR shareholders upon the completion of the PointR Merger. Since the conversion occurred prior to the Qualified Financing, the Company did not have to evaluate the conversion feature under ASC 470-20 and ASC 815.

Fall 2019 Debt Financing

In December 2019, the Company closed its Fall 2019 Debt Financing, raising an additional $500,000 bringing the gross proceeds of all debt financings under the Fall 2019 Debt Financing to $1,000,000. The Company entered into those certain Note Purchase Agreements (the “Fall 2019 Note Purchase Agreements”) with certain accredited investors and the officers of the Company for the sale of convertible promissory notes (the “Fall 2019 Notes”). The Company completed the initial closing under the Fall 2019 Note Purchase Agreements in November 2019. The Company issued Fall 2019 Notes in the principal amount of $250,000 to each of Dr. Vuong Trieu, the Company’s Chief Executive Officer, and Stephen Boesch, in exchange for gross proceeds of $500,000. In connection with the second and final closing of the Fall 2019 Debt Financing, the Company issued Fall 2019 Notes to additional investors including $250,000 to Dr. Sanjay Jha, through his family trust, the former CEO of Motorola and COO/President of Qualcomm. The Company also offset certain amounts due to Dr. Vuong Trieu, the Company’s Chief Executive Officer, Chulho Park, the Company’s Chief Technology Officer, and Amit Shah, the Company’s Chief Financial Officer and converted such amounts due into the Fall 2019 Notes. $35,000 due to Dr. Vuong Trieu, $27,000 due to Chulho Park and $20,000 due to Amit Shah were converted into debt. The Company also issued the Fall 2019 Notes of $168,000 to two unaffiliated accredited investors.

All the Fall 2019 Notes provide for interest at the rate of 5% per annum and are unsecured. All amounts outstanding under the Fall 2019 Notes become due and payable upon the approval of the holders of a majority of the principal amount of outstanding Fall 2019 Notes (the “Majority Holders”) on or after (a) November 23, 2020 or (b) the occurrence of an event of default (either, the “Maturity Date”). The Company may prepay the Fall 2019 Notes at any time. Events of default under the Fall 2019 Notes include failure to make payments under the Fall 2019 Notes within thirty (30) days of the date due, failure to observe of the Fall 2019 Note Purchase Agreement or Fall 2019 Notes which is not cured within thirty (30) days of notice of the breach, bankruptcy, or a change in control of the Company (as defined in the Fall 2019 Note Purchase Agreement).

The Majority Holders have the right, at any time not more than five (5) days following the Maturity Date, to elect to convert all, and not less than all, of the outstanding accrued and unpaid interest and principal on the Fall 2019 Notes. The Fall 2019 Notes may be converted, at the election of the Majority Holders, either (a) into shares of the Company’s Common Stock at a conversion price of $0.18 per share, or (b) into shares of common stock of the Edgepoint, at a conversion price of $5.00 (based on a $5.0 million pre-money valuation) of Edgepoint and 1,000,000 shares outstanding.

The issuance of the Fall 2019 notes resulted in a discount from the BCF totaling $222,222 related to the conversion feature. Total amortization of the discount totaled $200,000 for the year ended December 31, 2020. Total unamortized discount on this note was $0 as of December 31, 2020.

Further, the Company recorded interest expense of $49,142 on these Fall 2019 Notes for the year ended December 31, 2020. The total amount outstanding under the Fall 2019 Notes, net of discounts and including accrued interest thereon, as of December 31, 2020 and 2019 was $1,003,011 and $800,000, respectively.

Paycheck Protection Program

In April 2020, the Company received loan proceeds in the amount of $250,000 under the Paycheck Protection Program (“PPP”) which was established under the Coronavirus Aid, Relief and Economic Security (“CARES”) Act and is administered by the Small Business Administration (“SBA”). The PPP provides loans to qualifying businesses in amounts up to 2.5 times the average monthly payroll expenses and was designed to provide direct financial incentive to qualifying businesses to keep their workforce employed during the Coronavirus crisis. PPP Loans are uncollateralized and guaranteed by the SBA and are forgivable after a “covered period” (8 weeks or 24 weeks) as long as the borrower maintains its payroll levels and uses the loan proceeds for eligible expenses, including payroll, benefits, mortgage interest, rent and utilities. The forgiveness amount will be reduced if the borrower terminates employees or reduces salaries and wages more than 25% during the covered period. Any unforgiven portion is payable over 2 years if issued before, or 5 years if issued after, June 5, 2020 at an interest rate of 1% with payments deferred until the SBA remits the borrowers loan forgiveness amount to the lender, or if the borrower does not apply for forgiveness, 10 months after the covered period. PPP loans provide for customary events of default, including payment defaults, breach of representations and warranties, and insolvency events and may be accelerated upon occurrence of one or more of these events of default. Additionally, the PPP Loans do not include prepayment penalties.

The Company believes it met the PPP’s loan forgiveness requirements but has not yet applied for forgiveness. When legal release is received from the SBA or lender, the Company will record the amount forgiven as forgiveness income within the other income section of its statement of operations. If any portion of the PPP loan is not forgiven, the Company will be required to repay that portion, plus interest, through the maturity date.

The SBA reserves the right to audit any PPP loan, regardless of size. These audits may occur after the forgiveness has been granted. In accordance with the CARES Act, all borrowers are required to maintain their PPP loan documentation for six years after the loan was forgiven or repaid in full and to provide that documentation to the SBA upon request.

GMP Note

In June 2020, the Company secured $2 million in debt financing, evidenced by a one-year convertible note (the “GMP Note”) from GMP, to conduct a clinical trial evaluating OT-101 against COVID-19 bearing 2% annual interest, and is personally guaranteed by Dr. Vuong Trieu, the Chief Executive Officer of the Company. The GMP Note is convertible into the Company’s Common Stock upon the GMP Note’s maturity one year from the date of the GMP Note, at the Company’s Common Stock price on the date of conversion with no discount. GMP does not have the option to convert prior to the GMP Note’s maturity at the end of one year. Such financing will be utilized solely to fund the clinical trial.

The Company’s liability under GMP Note commenced to accrue when GMP first began to pay for services related to the clinical trial to our third-party clinical research organization, up to a maximum of $2 million. GMP has been invoiced by the clinical research organization for the full $2 million as of December 31, 2020 and as such the Company has recognized the liability as a convertible debt.

Other short-term loans

During the year ended December 31, 2020, the Company’s CEO provided additional funding of $70,000 to the Company, of which $50,000 was repaid before December 31, 2020. In addition, the Company’s CFO and the Bridge Investor provided short term loans of $25,000 and $50,000, respectively to the Company during the fourth quarter of the year ended December 31, 2020. Such loans were repaid after December 31, 2020.